ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Variable Interest Entities

The following table sets forth the assets and liabilities of the VIEs and their subsidiaries included in the Company's consolidated balance sheets:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current assets	160,854,702	199,203,364	31,974,344
Non-current assets	51,609,571	82,265,309	13,204,493
Total assets	212,464,273	281,468,673	45,178,837
Current liabilities	104,222,335	151,614,207	24,335,758
Non-current liabilities	49,259	85,590	13,738
Total liabilities	104,271,594	151,699,797	24,349,496
Total net assets	108,192,679	129,768,876	20,829,341

The following table sets forth the results of operations of the VIEs and their subsidiaries included in the Company's consolidated statements of comprehensive income:

	Year ended December 31,
	2010	2011	2012
Net revenues	155,376,480	165,990,943	205,647,992
Net income	32,230,442	28,701,457	8,165,122